Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Schedule of Lease Cost
Lease Cost
The Company’s total lease cost consists of the following:

	Year Ended December 31,
(Dollars in millions)	2021	2020
Operating lease cost(1)	$26	$24
Finance lease cost(2):
Amortization of right-of-use assets	8	7
Interest on lease liabilities	5	5
Total lease cost	$39	$36
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(1)Operating lease expense is included within cost of products, cost of services or general and administrative expenses, dependent upon the nature and use of the ROU asset, in the Company’s Consolidated Statements of Earnings Operating lease cost includes short-term leases of approximately $3 million and $5 million and an insignificant amount of variable lease cost for both 2021 and 2020.
(2)Finance lease expense is recorded as depreciation and amortization expense within cost of products, cost of services or general and administrative expenses, dependent upon the nature and use of the ROU asset and interest expense, net in the Company’s Consolidated Statements of Earnings.

Schedule of Balance Sheet Information
Supplemental balance sheet information related to leases is as follows:

	December 31,
(Dollars in millions)	2021	2020
ROU assets
Operating leases(1)	$84	$88
Finance leases(2)	104	108
Total leased assets	$188	$196
Liabilities
Current lease liabilities:
Operating(1)	$24	$22
Finance(2)	6	5
Noncurrent lease liabilities:
Operating(1)	73	81
Finance(2)	107	109
Total lease liabilities	$210	$217
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(1)Operating lease assets are included within other noncurrent assets and operating lease liabilities are included within other current liabilities (current portion) and other noncurrent liabilities (noncurrent portion) in the Company’s Consolidated Balance Sheet.
(2)Finance lease assets are included within property, plant and equipment, net and finance lease liabilities are included within short-term borrowings and current portion of long-term debt (current portion) and long-term debt (noncurrent portion) in the Company’s Consolidated Balance Sheet.

Schedule of Supplemental Cash Flows Information
Supplemental cash flow information related to leases is as follows:

	Year Ended December 31,
(Dollars in millions)	2021	2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$27	$27
Operating cash flows from finance leases	5	5
Financing cash flows from finance leases	5	4
Right-of-use assets obtained in exchange for new lease liabilities:
Operating leases	18	16
Finance leases	4	46

Schedule of Weighted Average Remaining Lease Term
Lease terms and discount rates related to leases are as follows:

	December 31,
	2021	2020
Weighted-average remaining lease term:
Operating leases	5 years	5 years
Finance leases	15 years	16 years
Weighted-average discount rate:
Operating leases	4.3%	4.4%
Finance leases	4.6%	4.5%

Maturities of Lease Liability
As of December 31, 2021, future minimum rental payments on leases with initial non-cancellable lease terms in excess of one year were due as follows:

(Dollars in millions)	Operating Leases	Finance Leases
Year Ending December 31,
2022	$27	$11
2023	25	11
2024	19	11
2025	12	10
2026	9	10
Thereafter	14	104
Total lease payments	106	157
Less: imputed interest	9	44
Present value of lease liabilities	97	113
Less: current maturities	24	6
Long-term lease obligations	$73	$107